RELATED PARTY TRANSACTIONS	12 Months Ended
Nov. 30, 2018
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and Board of Director members.

A summary of related party loans and related transactions is included in Note 14. Interest paid or accrued to related parties during the year ended November 30, 2018 was $18,320 (2017 - $9,147; 2016 - $15,616).

Accounts payable and accrued liabilities at November 30, 2018 includes $556,541 (2017 - $307,048) owing to directors, officers, and a former director and officer of the Company or to companies controlled by common directors for unpaid consulting fees and/or expense reimbursements.

As at November 30, 2018, a loan was due from Waterproof, which included accrued interest receivable, amounting to $104,553 (2017 - $100,399). During the year ended November 30, 2018, the Company recorded interest income of $8,116 (2017 - $6,070; 2016 – $2,500) in connection to this loan receivable. (Note 8).

During the year ended November 30, 2018, the Company recorded a gain on settlement of debt of which $87,761 (2017 - $Nil; 2016 - $Nil) was with related parties.

Summary of key management personnel compensation:

	For the years ended November 30,

	2018	2017	2016
	$	$	$
Consulting and directors fees	407,525	379,890	180,000
Share-based compensation	-	576,000	-
Interest expense	18,537	9,147	13,906

	426,062	965,037	193,906